Other comprehensive income - Reclassifications out of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain on liquidation of a foreign subsidiary		$ (31)
Non-operational pension (cost) credit	$ 72	83	$ 33
Income from continuing operations before taxes	1,862	2,119	2,102
Tax	(772)	(544)	(583)
Net income	1,528	2,298	2,365
Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from OCI to income from discontinued operations	6	12	9
Foreign currency translation adjustments | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain on liquidation of a foreign subsidiary		(31)
Pension and other post-retirement plan adjustments | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-operational pension (cost) credit	38	23	13
Income from continuing operations before taxes	112	95	109
Tax	(40)	(31)	(31)
Net income	72	64	78
Amortization of prior service cost | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-operational pension (cost) credit	(25)	(19)	6
Amortization of net actuarial losses | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-operational pension (cost) credit	$ 99	$ 91	$ 90